Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 16,465,562	$ 18,535,115	$ 23,762,536
Wholesale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,308,309	13,584,754	15,034,800
Retail [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	571,403	2,375,773	6,983,592
Subtotal [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,879,712	15,960,527	22,018,392
Subcontracting [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,585,850	$ 2,574,589	$ 1,744,144